Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 76,000,000	£ 77,000,000
(Increase)/decrease in net debt	(637,000,000)	(746,000,000)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(5,000,000)	18,000,000
(Increase)/decrease in net debt	197,000,000	190,000,000
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	9,000,000	1,000,000
(Increase)/decrease in net debt	(4,000,000)	(11,000,000)
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(66)	(66)
(Increase)/decrease in net debt	549,000,000	634,000,000
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	4	(16)
(Increase)/decrease in net debt	(165,000,000)	(160,000,000)
Yen Exchange Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(8)	(1)
10 cent depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Increase)/decrease in net debt	£ 4,000,000	£ 10,000,000